Expense Example - FidelityHealthSavingsFunds-RetailComboPRO - FidelityHealthSavingsFunds-RetailComboPRO - Fidelity Health Savings Index Fund - Fidelity Health Savings Index Fund	Nov. 29, 2022 USD ($)
Expense Example:
1 year	$ 19
3 years	70
5 years	128
10 years	$ 299